Note 2 - Summary of Significant Accounting Policies: Financial Instruments (Policies)	4 Months Ended
Oct. 09, 2020
Since Inception
Financial Instruments

Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures,” approximates the carrying amounts represented in the balance sheet.